RELATED PARTY TRANSACTIONS (Schedule of Amounts Due to Related Party) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Beihai Silver Beach [Member]
Related Party Transaction [Line Items]
Amounts due to (from) a related party	$ 197	$ 262